INTANGIBLE ASSETS AND GOODWILL, NET (Details Textual) - Inversiones IMT [Member] - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Impairment loss	S/ 0.1	S/ 82.4
Recoverable amount of asset or cash-generating unit		S/ 234.3